Share-based payments - Summary of share-based compensation expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Based Compensation Expense For The Period [Line Items]
Share-based compensation	R$ (25,061)	R$ (16,466)
Social charges	(4,851)	(6,013)
Total expense	(29,912)	(22,479)	R$ (14,967)
Stock Option Plan 2021 [Member]
Disclosure Of Share Based Compensation Expense For The Period [Line Items]
Share-based compensation	0	(119)
Social charges	0	0
Total expense	0	(119)
Restricted Share Units 2022 [Member]
Disclosure Of Share Based Compensation Expense For The Period [Line Items]
Share-based compensation	(4,044)	(5,899)
Social charges	(4,851)	(6,013)
Total expense	(8,895)	(11,912)
Stock Option Plan 2023 [Member]
Disclosure Of Share Based Compensation Expense For The Period [Line Items]
Share-based compensation	(3,760)	(3,839)
Social charges	0	0
Total expense	(3,760)	(3,839)
Stock Option Plan 2024 [Member]
Disclosure Of Share Based Compensation Expense For The Period [Line Items]
Share-based compensation	(8,004)	(6,609)
Social charges	0	0
Total expense	(8,004)	(6,609)
Stock Option Plan 2025 [Member]
Disclosure Of Share Based Compensation Expense For The Period [Line Items]
Share-based compensation	(9,253)	0
Social charges	0	0
Total expense	R$ (9,253)	R$ 0